Contingent Consideration Receivable - Schedule of Contingent Consideration Receivable (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Contingent Consideration Receivable [Abstract]
Beginning balance		$ 151,775	$ 164,029
Fair value gain on contingent consideration receivable	[1]	11,097	9,831
Related party transaction with PGHL		(159,302)
Settlements		(3,045)	(27,158)
Foreign exchange		2,317	5,073
Ending balance		2,842	151,775
Current portion of contingent consideration receivable		2,842	26,668
Non-current portion of contingent consideration receivable		$ 0	$ 125,107

[1]	The gain recognized is due to the fair value measurement of the contingent consideration receivable and is recorded in Other (expense) / income, net (Note 20).